Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun. 28, 2011
MFS DIVERSIFIED INCOME FUND (Prospectus Summary) | MFS DIVERSIFIED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 10 of the fund's prospectus and "Waivers of Sales Charges" on page 12 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in a broad range of debt instruments and equity securities of U.S. and foreign issuers, including convertible securities, real estate-related investments, and emerging market securities.

MFS allocates the fund's assets across these categories based on its interpretation of economic and money market conditions, fiscal and monetary policy and asset class and/or security values. These allocations may vary from time to time.

MFS focuses the fund's debt investments on U.S. Government securities, less than investment grade quality debt instruments (lower quality debt instruments), and debt instruments of emerging market issuers. Of the fund's investments in debt instruments, MFS may invest up to 100% of these investments in lower quality debt instruments.

For the equity portion of the fund, MFS focuses on investing the fund's assets in dividend-paying stocks and/or in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

For the real estate-related portion of the fund, MFS invests the fund's assets in real estate investment trusts (REITs) and other companies principally engaged in the real estate industry. MFS generally focuses the fund's investments in equity REITs, but may also invest in mortgage REITs and other real estate-related investments.  Issuers of real estate-related investments tend to be small- to medium-sized.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments for the fund are selected based on fundamental and quantitative analysis. MFS uses bottom-up fundamental analysis of individual issuers and/or instruments in light of the issuer's current financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the individual instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations.
Factors considered for real estate-related securities may include the issuer's management ability, cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio, market price, and the ability of a REIT to grow from operations, as well as current or anticipated economic or market conditions, interest rate changes, and regulatory developments.  Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument are also considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market.  Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusting Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile, less liquid, and have more limited financial resources than securities of larger issuers.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Investment Selection and Allocation Risk: MFS' analysis of an investment and its assessment of the mix of general risk and return characteristics of asset classes can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or funds that invest in similar asset classes.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The total return for the three-month period ended March 31, 2011 was 4.02%.
During the period(s) shown in the bar chart, the highest quarterly return was
15.83% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (15.17)% (for the calendar quarter ended December 31,
2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 1, 2010, the Standard & Poor's 500 Stock Index replaced the Barclays Capital U.S. Aggregate Bond Index because the adviser believes the Standard & Poor's 500 Stock Index better reflects the fund's investment strategies.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Effective September 1, 2010, the Standard & Poor's 500 Stock Index replaced the
Barclays Capital U.S. Aggregate Bond Index because the adviser believes the
Standard & Poor's 500 Stock Index better reflects the fund's investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2010)
MFS DIVERSIFIED INCOME FUND (Prospectus Summary) | MFS DIVERSIFIED INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.17%)
MFS DIVERSIFIED INCOME FUND | Standard & Poor's 500 Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | Barclays Capital U.S. Government/Mortgage Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays Capital U.S. Government/Mortgage Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | Barclays Capital U.S. High-Yield Corporate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays Capital U.S. High-Yield Corporate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | JPMorgan Emerging Markets Bond Index Global
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) JPMorgan Emerging Markets Bond Index Global
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | MSCI US REIT Index (gross div)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI US REIT Index (gross div)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Russell 1000 Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	582
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Annual Return 2007	rr_AnnualReturn2007	0.79%
Annual Return 2008	rr_AnnualReturn2008	(20.41%)
Annual Return 2009	rr_AnnualReturn2009	30.26%
Annual Return 2010	rr_AnnualReturn2010	13.92%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,218
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	592
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,022
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,218
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	494
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,103
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | CLASS R1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,218
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | CLASS R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,675
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | CLASS R3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,393
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS DIVERSIFIED INCOME FUND | CLASS R4
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	494
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,103
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.10% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 1.85% of the fund's average daily net assets annually for each of Class C and Class R1 shares, 0.85% of the fund's average daily net assets annually for each of Class I and Class R4 shares, and 1.35% of the fund's average daily net assets annually for Class R2 shares. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least June 30, 2012.